INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES
Schedule of provision for income taxes

        The provision for income tax is as follows (in RMB thousands):

	Years ended December 31,
	2012	2013	2014
Income tax provision:
Current	8,484	3,289	3,469
Deferred	(5,771)	(5,621)	(9,146)

Total	2,713	(2,332)	(5,677)

Schedule of deferred tax assets and liabilities arise from tax impact of significant temporary differences

        The following table presents the tax impact of significant temporary differences between the tax and financial statement bases of assets and liabilities that gave rise to deferred tax assets and liabilities as of December 31, 2013 and 2014 (in RMB thousands):

	December 31,
	2013	2014
Current
Deferred tax assets:
Allowance for doubtful accounts	5,543	1,874
Deferred revenue	1,898	607
Accrued expense and payroll	39,266	27,121
Advertising expense	479	629
Net operating loss carry forwards	—	834

Total deferred tax assets	47,186	31,065
Less: valuation allowance	(37,556)	(16,628)

Net deferred tax assets—current	9,630	14,437

Non-current
Deferred tax assets:
Net operating loss carry forwards	144,678	186,252
Intangible assets and property and equipment	4,695	3,385

Total deferred tax assets	149,373	189,637
Less: valuation allowance	(149,373)	(186,071)

Net deferred tax assets—non-current	—	3,566

Deferred tax liabilities:
Intangible assets and property and equipment	(15,781)	(15,008)

Net deferred tax liabilities—non-current	(15,781)	(15,008)

Schedule of movement of the valuation allowance for net deferred tax assets

        The following table sets forth the movements of the valuation allowance for net deferred tax assets for the years presented (in RMB thousands):

	Years ended December 31,
	2012	2013	2014
Balance at beginning of the year	(152,872)	(168,142)	(186,929)
Write-back/(provision) for the year	(15,270)	(18,787)	(15,770)

Balance at end of the year	(168,142)	(186,929)	(202,699)

Schedule of reconciliation of income tax at the statutory income tax rate to the Group's effective tax rate

	Years ended December 31,
	2012	2013	2014
Statutory income tax rates	(25.0)%	(25.0)%	(25.0)%
Effect of preferential tax rate	0.2%	0.0%	(0.3)%
Effect of income tax rate changes	0.0%	(2.3)%	0.0%
Changes in valuation allowance	31.2%	24.9%	15.4%
Effect of goodwill impairment loss	5.7%	5.8%	0.0%
Effect of fair value changes	(6.3)%	(6.2)%	0.0%
Others	(0.1)%	0.2%	5.0%

Effective tax rate	5.7%	(2.6)%	(4.9)%